Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Total			$ 60,407
Total	103,205	6,700	230,769
Mr Chi Kin Kelvin Yeung [Member]
Related Party Transaction [Line Items]
Total	103,205	6,700	230,769
Tak Wan Construction & Drilling Co Limited [Member]
Related Party Transaction [Line Items]
Total			$ 60,407